Accrued liabilities (Details) - EUR (€) € in Millions	Sep. 30, 2022	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
salaries and bonuses to be paid out	€ 19.3	€ 20.2
Auditors and lawyers fees	3.2	5.5
Interest on external loans	€ 3.0	€ 1.8